Liability Related to Warrants - Summary of Changes in the Value of the Liability Related to Warrants (Details)	12 Months Ended
Mar. 31, 2021 CAD ($) shares
Disclosure Of Liability Related To Warrants [Abstract]
Warrants issued during the year | shares	17,407,401
Number of warrants, outstanding, ending balance | shares	17,407,401
Warrants issued during the year	$ 23,542,874
Discount on warrants issued during the year	(3,759,390)
Amortization of the discount on warrants issued	330,810
Effect of revaluation of the warrants	(10,081,477)
Effect of movements in exchange rates	(152,837)
Number of warrants, outstanding, ending balance	$ 9,879,980